Trade, other payables and provisions	12 Months Ended
Dec. 31, 2023
Trade, other payables and provisions [Abstract]
Trade, other payables and provisions
24 Trade, other payables and provisions

At 31 December
(in USD million) 2023 2022
Trade payables 5,317 6,207
Non-trade payables and accrued expenses 2,210 2,688
Payables due to participation in joint operations and

similar arrangements
2,283 2,074
Payables to equity accounted associated companies

and other related parties
1,242 1,479
Total financial trade and other payables 11,052 12,449
Current portion of provisions and other non-financial

payables
819 903
Trade, other payables and provisions 11,870 13,352
Included in Current portion of provisions and other non-financial payables are certain provisions that are further described in note 23
Provisions and other liabilities and in note 26 Other commitments, contingent liabilities and contingent assets. For information
regarding currency sensitivities, see note 28 Financial instruments and fair value measurement.

For further information on payables to
equity accounted associated companies and other related parties, see note 27 Related parties.